BUSINESS COMBINATIONS AND ASSET ACQUISITIONS	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

Each of the acquisitions are subject to specific terms relating to the satisfaction of the purchase price by the Company and its wholly-owned subsidiaries, and incorporates payments in cash, shares, and debt as well as certain contingent considerations. The shares issued as consideration are either Subordinate Shares or non-voting exchangeable shares of the Company’s subsidiaries (“Exchangeable Shares”) that are exchangeable on a one-for-one basis into an equal number of Subordinate Shares of the Company. The Company treats the Exchangeable Shares as options with a value equal to a share of Subordinate Shares, which represents the holder’s claim on the equity of the Company. The Company has presented these Exchangeable Shares as a part of shareholders’ equity within these financial statements due to (i) the fact that they are economically equivalent to the Company’s publicly traded Subordinate Shares (ii) the holders of the Exchangeable Shares are subject to restrictions on transfer under United States securities laws, but may dispose of the Exchangeable Shares through the CSE by exchanging them for Subordinate Shares of the Company. Changes in these assumptions would affect the presentation of the Exchangeable Shares from shareholders’ equity to non-controlling interests; however, there would be no impact on loss per share.

The goodwill recognized on acquisitions is attributable mainly to the expected future growth potential and expanded customer base arising as a result of the completion of the respective acquisition. Goodwill has been allocated to the reporting units corresponding to the states of the acquired businesses. None of the goodwill is expected to be deductible for income tax purposes. For further analysis on goodwill relating to business combinations, see Note 7. All the acquisitions noted below were accounted for in accordance with ASC 805 as either business combinations or asset acquisitions.

2021 Fourth Quarter Acquisition

Business combination

On October 4, 2021, the Company completed its acquisition of PA Natural through a membership interest purchase agreement.

Final valuations of the assets acquired and liabilities assumed are not yet complete due to the inherent complexity associated with valuations and the short period of time between the acquisition date and the period end. Therefore, the purchase price allocation is preliminary and subject to adjustment on completion of the valuation process and analysis of resulting tax effects. Further changes may still be required as management works to finalize the valuation of assets acquired and liabilities assumed. Differences between these provisional estimates and the final acquisition accounting may occur and these differences could have a material impact.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

2021 Fourth Quarter Acquisition (continued)

Business combination (continued)

The preliminary fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

PA Natural
$
ASSETS ACQUIRED
Cash	2,223,523
Inventory, net	2,669,998
Prepaid expenses and other assets	77,351
Intangible assets-licenses/permits	101,000,000
Property, plant, and equipment	847,747
Right-of-use assets - operating	785,780
Deposits	5,600
Total assets acquired at fair value	107,609,999

LIABILITIES ASSUMED
Trade payables	1,991,425
Accrued liabilities	317,868
Lease liabilities - operating	703,495
Total liabilities assumed at fair value	3,012,788

Goodwill	15,158,663

Consideration transferred	119,755,874

PA Natural Business Combination

PA Natural is an operator of three licensed retail dispensaries. PA Natural has locations in Bloomsburg, State College, and Selinsgrove, PA.

Purchase consideration was comprised of the following:

		Shares	Fair Value
Cash	i		$36,497,692
Debt Payable	ii		25,000,000
Shares Issued	iii	814,329	19,216,937
Contingent Consideration	iv		39,041,245

Total		814,329	$119,755,874

Pursuant to the terms of the Definitive Agreement (“PA Natural Agreement”), Ayr satisfied the purchase price of $119.8 million for PA Natural through the following:

i.	$36.5 million of the PA Natural purchase price in the form of cash consideration and settlement of the final working capital which is deemed immaterial;
ii.	$25.0 million of the PA Natural purchase price in the form of a promissory note payable;

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

PA Natural Business Combination (continued)

iii.

$19.2 million of the PA Natural purchase price in the form of 814,329 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for four to twelve months (the “PA Natural Lock-Up Provision”). The fair value of the shares was determined by the share price at the date of acquisition and an 11% discount rate attributed to the contractual restrictions; and

iv.

A portion of the PA Natural purchase price is derived from an earn-out provision through December 31, 2021 based on adjusted earnings before interest tax depreciation and amortization (“EBITDA”), a non-GAAP measure, consisting of cash, a promissory note, and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved, see Note 13 for more information.

2021 Third Quarter Acquisitions

Business combination

On September 15, 2021, the Company completed its acquisition of GSD NJ LLC (“Garden State Dispensary” or “GSD”) through a membership interest purchase agreement.

Asset Acquisition

On July 1, 2021, the Company completed its acquisitions of Eskar Holdings, LLC, (“Eskar”) through a membership interest purchase agreement. Collectively, the GSD and Eskar acquisitions are referred to as the “Q3 2021 Acquisitions”.

The details of the purchase consideration consist of cash, debt, Exchangeable Shares, and contingent consideration.

Final valuations of the assets acquired and liabilities assumed for the acquisition of GSD are not yet complete due to the inherent complexity associated with valuations and the short period of time between the acquisition date and the period end. Therefore, the purchase price allocation is preliminary and subject to adjustment on completion of the valuation process and analysis of resulting tax effects. During the year ended December 31, 2021, measurement period adjustments were recorded because of changes to various estimates and assumptions, with the cumulative effect impacting goodwill, such as intangible assets increasing $12.0 million. Further changes may still be required as management works to finalize the valuation of assets acquired and liabilities assumed. Differences between these provisional estimates and the final acquisition accounting may occur and these differences could have a material impact.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

2021 Third Quarter Acquisitions (continued)

Asset Acquisition (continued)

The preliminary fair value of the identifiable assets acquired and liabilities assumed for GSD as of the acquisition date are as follows:

	GSD	Eskar	Total
	$	$	$
ASSETS ACQUIRED
Cash	579,560	–	579,560
Inventory, net	3,237,125	–	3,237,125
Prepaid expenses and other assets	67,449	–	67,449
Intangible assets - licenses/permits	172,000,000	–	172,000,000
Intangible assets - host community agreements	–	1,000,000	1,000,000
Property, plant, and equipment	30,699,183	–	30,699,183
Right-of-use assets - operating	13,234,034	–	13,234,034
Deposits	193,610	–	193,610
Total assets acquired at fair value	220,010,961	1,000,000	221,010,961

LIABILITIES ASSUMED
Trade payables	1,658,180	–	1,658,180
Accrued liabilities	444,784	–	444,784
Advance from related parties	22,750,176	–	22,750,176
Lease liabilities - operating	13,025,508	–	13,025,508
Debts payable	3,000,000	–	3,000,000
Total liabilities assumed at fair value	40,878,648	–	40,878,648

Goodwill	11,523,843	–	11,523,843

Consideration transferred	190,656,156	1,000,000	191,656,156

GSD Business Combination

GSD has three open dispensaries, the maximum allowed under its permit, at highway locations throughout the central region of the State of New Jersey, as well as approximately 30,000 sq. ft. of operational cultivation and production facilities. An additional 75,000 sq. ft. of cultivation is under construction.

Purchase consideration was comprised of the following:

		Shares	Fair Value
Cash	i		$41,860,310
Debt Payable	ii		29,490,630
Shares Issued	iii	1,511,334	29,744,216
Contingent Consideration	iv		89,561,000

Total		1,511,334	$190,656,156

Pursuant to the terms of the Definitive Agreement (“GSD Agreement”), Ayr satisfied the purchase price of $190.7 million for GSD through the following:

i.	$41.9 million of the GSD purchase price in the form of cash consideration and settlement of the final working capital, which is deemed immaterial;

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

GSD Business Combination (continued)

ii.	$29.5 million of the GSD purchase price in the form of a promissory note payable;
iii.	$29.7 million of the GSD purchase price in the form of 1,511,334 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for four to twelve months (the “GSD Lock-Up Provision”). The fair value of the shares was determined by the share price at the date of acquisition and a 9.2% discount rate attributed to the contractual restrictions; and
iv.	A portion of the GSD purchase price is derived from an earn-out provision through December 31, 2022, subject to extension, based on exceeding revenue target thresholds, consisting of cash, a promissory note, and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved, see Note 13 for more information.

Eskar Asset Acquisition

Pursuant to the agreements, the Company acquired rights to legally open and operate an adult-use cannabis licensed retail store along with the purchase of the property located in the Town of Watertown, Massachusetts.

The Eskar acquisition did not meet the definition of a business according to ASC 805 and as such, it was recorded as an asset acquisition.

Purchase consideration for the acquisition was $1,000,000, paid in cash, all of which was allocated to intangible assets – host community agreements.

2021 First Quarter Acquisitions

Business combinations

On February 26, 2021, the Company completed its acquisition of Liberty in a stock-for-stock combination. On March 23, 2021, the Company completed its acquisition of Oasis through a membership interest purchase agreement. On March 31, 2021, the Company completed its acquisition of Ohio Medical Solutions, LLC (“Ohio Medical”) through an asset purchase agreement.

Asset acquisition

On March 30, 2021, the Company completed its acquisition of Greenlight Management, LLC (“Greenlight Management”) and Greenlight Holdings, LLC (“Greenlight Holdings”) through a membership purchase agreement. Greenlight Management has a management agreement with Parma Wellness, Center, LLC (“Parma”). Collectively, the Liberty, Oasis, Ohio Medical, and Parma acquisitions are referred to as the “Q1 2021 Acquisitions”.

The details of the purchase consideration consist of cash, debt, Subordinate Shares, Exchangeable Shares, contingent consideration, purchase consideration payable, and replacement options issued.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

2021 First Quarter Acquisitions (continued)

Asset acquisition (continued)

Final valuations of the assets acquired and liabilities assumed are not yet complete due to the inherent complexity associated with valuations and the short period of time between the acquisition date and the period end. Therefore, the purchase price allocation is preliminary and subject to adjustment on completion of the valuation process and analysis of resulting tax effects. During the year ended December 31, 2021, measurement period adjustments were recorded related to the Liberty transaction because of changes to various estimates and assumptions, with the cumulative effect impacting goodwill. Inventory decreased $6.6 million, property, plant and equipment decreased $1.7 million, right-of-use assets decreased $2.1 million, income taxes decreased $1.5 million, deferred taxes increased $1.4 million and lease liabilities decreased $2.1 million. Further changes may still be required as management works to finalize the valuation of assets acquired and liabilities assumed. Differences between these provisional estimates and the final acquisition accounting may occur and these differences could have a material impact.

The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

	Liberty	Oasis	Parma	Ohio Medical	Total
	$	$	$	$	$
ASSETS ACQUIRED
Cash	6,650,137	8,237,240	–	–	14,887,377
Accounts receivable	–	26,125	–	6,362	32,487
Inventory, net	46,842,186	10,288,630	–	313,076	57,443,892
Prepaid expenses and other assets	817,824	463,825	–	96,974	1,378,623
Intangible assets - licenses/permits	270,000,000	220,000,000	–	11,739	490,011,739
Intangible assets - right-to-use licenses	–	–	13,255,000	–	13,255,000
Property, plant, and equipment	56,745,883	10,898,530	3,910,000	493,239	72,047,652
Right-of-use assets - operating	11,750,150	15,824,407	–	3,488,670	31,063,227
Right-of-use assets - finance, net	378,992	13,095	–	–	392,087
Deposits	619,377	166,200	–	252,000	1,037,577
Total assets acquired at fair value	393,804,549	265,918,052	17,165,000	4,662,060	681,549,661

LIABILITIES ASSUMED
Trade payables	3,274,256	2,901,326	–	–	6,175,582
Accrued liabilities	5,383,075	2,720,381	–	15,000	8,118,456
Income tax payable	1,818,520	–	–	–	1,818,520
Deferred tax liabilities	71,962,667	–	–	–	71,962,667
Lease liabilities - operating	11,693,248	15,824,408	–	3,497,060	31,014,716
Lease liabilities - finance	378,992	13,095	–	–	392,087
Debts payable	7,479,389	–	–	–	7,479,389
Accrued interest	153,057	–	–	–	153,057
Total liabilities assumed at fair value	102,143,204	21,459,210	–	3,512,060	127,114,474

Goodwill	114,682,655	30,581,041	–	–	145,263,696

Consideration transferred	406,344,000	275,039,883	17,165,000	1,150,000	699,698,883

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

Liberty Business Combination

Liberty is a vertically integrated cannabis company with cultivation, processor, transporter, and retail dispensary operations in Florida. Liberty owns a 387-acre cultivation campus in Gainesville, Florida with over 300,000 square feet of production facilities and operates dispensaries in the medical market.

Purchase consideration was comprised of the following:

		Shares	Fair Value
Share Capital	i	12,670,958	$399,499,188
Purchase Consideration Payable	ii	75,864	2,391,895
Replacement Options Issued	iii	248,412	4,452,917

Total		12,995,234	$406,344,000

Pursuant to the terms of the Definitive Agreement (“Liberty Agreement”), Ayr satisfied the purchase price of $406.3 million for Liberty through the following:

i.	$399.5 million of the Liberty purchase price in the form of 12,670,958 Subordinate Shares of the Company in a stock-for-stock combination. Liberty shareholders received 0.03683 Ayr shares for each Liberty share held;
ii.	$2.4 million of the Liberty purchase price in the form of 75,864 Subordinate Shares were issued to dissenting Liberty shareholders who subsequently withdrew their dissent notices. On April 1, 2021, the dissenting Liberty shareholders received 0.03683 Ayr Subordinate Shares for each share held and the Company recognized a gain from fair value adjustment of $102,351, see Note 13; and
iii.	$4.5 million of the Liberty purchase price in the form of 248,412 replacement options issued that were fully vested.

Oasis Business Combination

Oasis is a vertically integrated cannabis company with a cultivation, processing, and retail dispensary operations in Arizona. Oasis operates a 10,000 square foot cultivation and processing facility and has an 80,000 square foot cultivation facility under development. Oasis operates three dispensaries in both the adult-use and medical markets.

Purchase consideration was comprised of the following:

		Shares	Fair Value
Cash	i		$9,732,751
Debt Payable	ii		22,504,885
Shares Issued	iii	4,570,434	125,187,247
Contingent Consideration	iv		117,615,000

Total		4,570,434	$275,039,883

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

Oasis Business Combination (continued)

Pursuant to the terms of the Definitive Agreement (“Oasis Agreement”), Ayr satisfied the purchase price of $275.0 million for Oasis through the following:

i.	$9.7 million of the Oasis purchase price in the form of cash consideration;
ii.	$22.5 million of the Oasis purchase price in the form of promissory notes payable. The notes are subjected to adjustment based on a final working capital adjustment;
iii.	$125.2 million of the Oasis purchase price in the form of 4,570,434 Exchangeable Shares, that are exchangeable on a one-for-one basis into an equal number of Subordinate Shares of the Company. Two million of the Exchangeable Shares are held in escrow and may be payable upon the achievement of established cultivation targets at the facility under development. These shares have restrictions on their ability to be sold for six to eighteen months (the “Oasis Lock-Up Provision”). The fair value of the shares was determined by the share price at the date of acquisition and a 15% discount rate attributed to the contractual restrictions; and
iv.	A portion of the Oasis purchase price is derived from an earn-out provision through December 31, 2022 based on adjusted EBITDA, a non-GAAP measure, consisting of cash and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved, see Note 13 for more information.

Parma Asset Acquisition

Greenlight Management operates on a 58,000 square foot facility in Parma, Ohio under a management agreement with Parma. Parma is a recipient of a Tier 1 Cultivator Provisional License in the medical cannabis market in Ohio. The land and building where the facility is located are owned by Greenlight Holdings.

As the Parma acquisition did not meet the definition of a business according to ASC 805, and as such, it was recorded as an asset acquisition. Purchase consideration for the acquisition was $17,165,000, paid in cash.

Ohio Medical Business Combination

Ohio Medical is a cannabis processor and manufacturer in the Ohio medical market with a 9,000 square foot medical marijuana processing facility that is licensed as part of the Ohio medical cannabis program.

Purchase consideration for the combination was $1,150,000, paid in cash.

2020 Fourth Quarter Acquisitions

On November 18, 2020, CSAC AcquisitionCo completed its acquisition of DocHouse, LLC (“DocHouse”) through a membership interest purchase agreement. On December 23, 2020, CSAC PA, a wholly-owned subsidiary in Nevada, United States, completed its acquisition of CannTech PA through a membership interest purchase agreement. Collectively, the DocHouse and CannTech PA acquisitions are referred to as the “Q4 2020 Acquisitions”.

The details of the purchase price consideration consist of cash, debt, Subordinate Shares, and Exchangeable Shares.

4. BUSINESS COMBINATION AND ASSET ACQUISITIONS (Continued)

Ohio Medical Business Combination (continued)

2020 Fourth Quarter Acquisitions (continued)

The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

	DocHouse	CannTech PA	Total
	$	$	$
ASSETS ACQUIRED
Cash	–	2,383,373	2,383,373
Inventory, net	–	254,342	254,342
Prepaid expenses, deposits, and other current assets	–	525,989	525,989
Intangible assets - licenses/permits	13,072,485	62,099,558	75,172,043
Property, plant, and equipment	11,063,908	10,596,301	21,660,209
Right-of-use assets - operating	–	11,131,990	11,131,990
Deposits and other assets	–	204,132	204,132
Total assets acquired at fair value	24,136,393	87,195,685	111,332,078

LIABILITIES ASSUMED
Trade payables	290,512	715,912	1,006,424
Accrued liabilities	46,330	262,130	308,460
Advance from related parties	2,303,349	5,737,455	8,040,804
Lease liabilities - operating	–	11,170,076	11,170,076
Debts payable	–	8,271,432	8,271,432
Total liabilities assumed at fair value	2,640,191	26,157,005	28,797,196

Goodwill	–	3,015,000	3,015,000

Consideration transferred	21,496,202	64,053,680	85,549,882

DocHouse Asset Acquisition

DocHouse owns real property with a grower/processor permit in the Pennsylvania medical cannabis market.

As DocHouse did not meet the definition of a business according to ASC 805, it was recorded as an asset acquisition. Purchase consideration was comprised of the following:

		Shares	Fair Value
Cash	i		$17,477,788
Debt Payable	ii		1,934,964
Shares Issued	iii	128,265	2,083,450

Total		128,265	$21,496,202

4. BUSINESS COMBINATION AND ASSET ACQUISITIONS (Continued)

DocHouse Asset Acquisition (continued)

Pursuant to the terms of the Definitive Agreement (“DocHouse Agreement”), Ayr satisfied the purchase price of $21.5 million for DocHouse through the following:

i.	$17.5 million of the DocHouse purchase price in the form of cash consideration, of which $12.4 million was paid on closing, $3.0 million was paid within three months, and $2.1 million was paid within six months of closing;
ii.	$1.9 million of the DocHouse purchase price in the form of promissory notes payables; and
iii.	$2.1 million of the DocHouse purchase price in the form of 128,265 Subordinate Shares of the Company. These shares have restrictions on their ability to be sold for six to twelve months (the “DocHouse Lock-Up Provision”). The fair value of the shares was determined by the share price at the date of acquisition and a 12.5% discount rate attributed to the contractual restrictions.

CannTech PA Business Combination

CannTech PA is a vertically integrated cannabis company with a grower/processor and dispensary permit in the Pennsylvania medical market. CannTech PA has a permit to operate six retail dispensaries and a cultivation and processing facility.

The purchase consideration was comprised of the following:

		Shares	Fair Value
Cash	i		$25,160,864
Debt Payable	ii		13,917,181
Shares Issued	iii	1,310,041	24,975,635

Total		1,310,041	$64,053,680

Pursuant to the terms of the Definitive Agreement (“CannTech PA Agreement”), Ayr satisfied the purchase price of $64.1 million for CannTech PA through the following:

i.	$25.2 million of the CannTech PA purchase price in the form of cash consideration and settlement of the final working capital, which is deemed immaterial;
ii.	$15.2 million of the CannTech PA purchase price in the form of promissory notes payable. The fair value of the notes on the acquisition date was $13.9 million; and
iii.	$25.0 million of the CannTech PA purchase price in the form of 1,310,041 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Shares of the Company. These shares have restrictions on their ability to be sold for four to twelve months (the “CannTech PA Lock-Up Provision”). The fair value of the shares was determined by the share price at the date of acquisition and a 12% discount rate attributed to the contractual restrictions.

Fair Value Considerations

The consideration has been allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Transactions accounted for as business combinations have been accounted for in accordance with ASC 805, with the results included in the Company’s net loss from the date of acquisition.

4. BUSINESS COMBINATION AND ASSET ACQUISITIONS (Continued)

Fair Value Considerations (continued)

The earn-out consideration is measured at fair value based on unobservable inputs and is considered a Level 3 measurement. The fair value was determined by the Company’s share price at the acquisition date and other inputs based on other observable market data. The earn-out provisions in the Oasis, GSD, and PA Natural Agreements have been measured at fair value by using a Monte-Carlo simulation model. Refer to Note 13 for the contingent consideration fair value treatment subsequent to the acquisition.

Supplemental Pro-Forma Information

Revenue and income before taxes attributable to Liberty, Oasis, GSD, and PA Natural for the year ended December 31, 2021, were $125.7 million and $48 million, respectively,from their acquisition dates. The consolidated unaudited pro-forma revenue for the year ended December 31, 2020, would have increased $41.2 million had the acquisition of Liberty occurred on January 1, 2020. The other supplemental pro-forma information required by ASC 805-10-50-2h for the years ended December 31, 2021 and 2020 is not practicable.